3. Loans, TDR (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Construction and land development
TDR Loans
Number of Contracts	15	11
Pre-Modification Outstanding Recorded Investment	$ 10,222	$ 10,465
Post-Modification Outstanding Recorded Investment	6,528	6,633
Single-family residential
TDR Loans
Number of Contracts	20	33
Pre-Modification Outstanding Recorded Investment	1,281	3,014
Post-Modification Outstanding Recorded Investment	1,754	4,084
Single-family residential - Banco de la Gente stated income
TDR Loans
Number of Contracts	91	122
Pre-Modification Outstanding Recorded Investment	10,038	13,459
Post-Modification Outstanding Recorded Investment	8,605	12,170
Commercial Real Estate
TDR Loans
Number of Contracts	10	4
Pre-Modification Outstanding Recorded Investment	3,775	1,457
Post-Modification Outstanding Recorded Investment	4,272	682
Multifamily and Farmland
TDR Loans
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	322	0
Post-Modification Outstanding Recorded Investment	177	0
Total real estate loans
TDR Loans
Number of Contracts	137	170
Pre-Modification Outstanding Recorded Investment	25,638	28,395
Post-Modification Outstanding Recorded Investment	21,336	23,569
Commercial loans (not secured by real estate)
TDR Loans
Number of Contracts	7	9
Pre-Modification Outstanding Recorded Investment	519	511
Post-Modification Outstanding Recorded Investment	344	368
Consumer loans (not secured by real estate)
TDR Loans
Number of Contracts	3	1
Pre-Modification Outstanding Recorded Investment	284	2
Post-Modification Outstanding Recorded Investment	266	0
Total TDR loans
TDR Loans
Number of Contracts	147	180
Pre-Modification Outstanding Recorded Investment	26,441	28,908
Post-Modification Outstanding Recorded Investment	$ 21,946	$ 23,937